Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,426,000
Previously Paid Amount	0.00
Total Fee Amount	371.42
Total Offset Amount	0.00
Net Fee	371.42
Narrative - Max Aggregate Offering Price	$ 2,426,000
Final Prospectus	true